Share-Based Payments - Reconciliation of Outstanding Share Based Payments (Parenthetical) (Details) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Granted No. (during the year)	6,360,000	7,145,000	11,880,000
Loan Funded Share Plan
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Granted No. (during the year)	2,985,000	2,985,000	2,985,000